PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment

	2021
	Cost					Depreciation and Impairment
					End of the	Accumulated at the beginning				Accumulated at the end	Net
	Beginning
Account	of the year	Additions	Retirements	Transfers	year	of the year	Retirements	For the year	rate %	of the year	book value
Pipelines	135,305,436	-	(301)	770,793	136,075,928	71,064,099	(175)	3,299,818	2.2	74,363,742	61,712,186

Compressor plants	57,752,059	-	(38)	2,229,730	59,981,751	38,893,212	(36)	2,511,041	3.3 to 25	41,404,217	18,577,534

Other plants	54,432	-	-	-	54,432	21,934	-	1,739	3.3	23,673	30,759

Stations of regulation and/or measurement of pressure	4,585,900	-	-	292,390	4,878,290	3,717,174	-	127,448	4.0	3,844,622	1,033,668

Other technical installations	873,486	-	-	134,992	1,008,478	769,608	-	22,163	6.7	791,771	216,707

Subtotal assets related to natural gas transportation service	198,571,313	-	(339)	3,427,905	201,998,879	114,466,027	(211)	5,962,209		120,428,025	81,570,854

Non-regulated segment Pipelines	22,271,495	-	-	70,240	22,341,735	997,033	-	740,111	2.2	1,737,144	20,604,591

Non-regulated segment Compressor plants	4,292,535	-	-	31,029	4,323,564	2,101,299	-	450,069	3.3 to 25	2,551,368	1,772,196

Non-regulated segment Other plants	38,907,989	-	-	922,104	39,830,093	22,083,555	-	1,008,965	3.3	23,092,520	16,737,573

Non-regulated segment Stations of regulation and/or measurement of pressure	1,343,196	1,357	-	107,833	1,452,386	141,297	-	56,098	4.0	197,395	1,254,991

Non-regulated segment Other technical installations	521,985	-	-	12,372	534,357	249,184	-	47,452	6.7	296,636	237,721

Subtotal assets related to Other Services and Production and Commercialization of Liquids	67,337,200	1,357	-	1,143,578	68,482,135	25,572,368	-	2,302,695		27,875,063	40,607,072

Lands	727,730	-	-	-	727,730	-	-	-	-	-	727,730

Buildings and constructions	7,698,249	-	(6)	312,599	8,010,842	3,895,659	(5)	153,476	2.0	4,049,130	3,961,712

Facilities and features in building	542,083	-	(20)	51,920	593,983	254,613	(19)	15,782	4.0	270,376	323,607

Machinery, equipment and tools	2,406,493	218,633	-	123,162	2,748,288	1,539,619	-	237,147	6.7 to 10	1,776,766	971,522

UT Machinery, equipment and tools	1,869	-	-	-	1,869	1,869	-	-	6.7 to 10	1,869	-

Computers and Telecommunication systems	10,873,164	-	-	867,601	11,740,765	8,179,237	-	845,701	6.7 to 20	9,024,938	2,715,827

Vehicles	1,062,731	78,872	(1,235)	-	1,140,368	794,417	(1,027)	90,550	20	883,940	256,428

Furniture	471,427	19,022	-	40	490,489	459,845	-	3,223	10	463,068	27,421

Materials	7,156,742	3,325,953	(64,262)	(2,311,862)	8,106,571	-	-	-	-	-	8,106,571

Line pack	1,095,009	-	-	-	1,095,009	56,810	-	-	-	56,810	1,038,199

Works in progress	6,517,616	6,967,429	-	(3,614,943)	9,870,102	-	-	-	-	-	9,870,102

Total	304,461,626	10,611,266	(65,862)	-	315,007,030	155,220,464	(1,262)	9,610,783		164,829,985	150,177,045

	2020
	Cost					Depreciation and Impairment
					End of the	Accumulated at the beginning				Accumulated at the end		Net
	Beginning
Account	of the year	Additions	Retirements	Transfers	year	of the year	Retirements	For the year	rate %	of the year	Impairment	book value
Pipelines	130,158,535	-	(52,982)	5,199,883	135,305,436	64,201,733	(29,053)	3,319,258	2.2	67,491,938	3,572,161	64,241,337

Compressor plants	52,858,457	10,865	-	4,882,737	57,752,059	35,386,123	-	2,434,145	3.3 to 25	37,820,268	1,072,944	18,858,847

Other plants	54,432	-	-	-	54,432	18,369	-	1,846	3.3	20,215	1,719	32,498

Stations of regulation and/or measurement of pressure	4,456,518	-	(1,469)	130,851	4,585,900	3,546,910	(1,286)	123,685	4.0	3,669,309	47,865	868,726

Other technical installations	865,450	-	-	8,036	873,486	744,503	-	19,387	6.7	763,890	5,718	103,878

Subtotal assets related to natural gas transportation service	188,393,392	10,865	(54,451)	10,221,507	198,571,313	103,897,638	(30,339)	5,898,321		109,765,620	4,700,407	84,105,286

Non-regulated segment Pipelines	21,031,829	361	-	1,239,305	22,271,495	259,618	-	737,415	2.2	997,033	-	21,274,462

Non-regulated segment Compressor plants	4,225,618	-	-	66,917	4,292,535	1,644,204	-	457,095	3.3 to 25	2,101,299	-	2,191,236

Non-regulated segment Other plants	37,097,195	-	(1,016)	1,811,810	38,907,989	21,143,111	(8)	940,452	3.3	22,083,555	-	16,824,434

Non-regulated segment Stations of regulation and/or measurement of pressure	1,294,185	1,757	(1,645)	48,899	1,343,196	89,941	-	51,356	4.0	141,297	-	1,201,899

Non-regulated segment Other technical installations	521,985	-	-	-	521,985	202,193	-	46,991	6.7	249,184	-	272,801

Subtotal assets related to Other Services and Production and Commercialization of Liquids	64,170,812	2,118	(2,661)	3,166,931	67,337,200	23,339,067	(8)	2,233,309		25,572,368	-	41,764,832

Lands	727,730	-	-	-	727,730	-	-	-	-	-	-	727,730

Buildings and constructions	7,288,951	-	-	409,298	7,698,249	3,741,320	-	154,339	2.0	3,895,659	-	3,802,590

Facilities and features in building	542,083	-	-	-	542,083	239,004	-	15,609	4.0	254,613	-	287,470

Machinery, equipment and tools	2,270,116	103,386	-	32,991	2,406,493	1,336,618	-	203,001	6.7 a 10	1,539,619	-	866,874

UT Machinery, equipment and tools	1,869	-	-	-	1,869	1,869	-	-	6.7 a 10	1,869	-	-

Computers and Telecommunication systems	9,953,315	-	-	919,849	10,873,164	7,485,476	-	693,761	6.7 a 20	8,179,237	-	2,693,927

Vehicles	1,051,576	13,709	(2,554)	-	1,062,731	696,688	(1,266)	98,995	20.0	794,417	-	268,314

Furniture	469,632	302	-	1,493	471,427	457,315	-	2,530	10.0	459,845	-	11,582

Materials	6,457,244	3,806,177	(24,611)	(3,082,068)	7,156,742	-	-	-	-	-	-	7,156,742

Line pack	1,016,267	-	-	78,742	1,095,009	56,810	-	-	-	56,810	-	1,038,199

Works in progress	12,109,325	6,157,034	-	(11,748,743)	6,517,616	-	-	-	-	-	-	6,517,616

Total	294,452,312	10,093,591	(84,277)	-	304,461,626	141,251,805	(31,613)	9,299,865		150,520,057	4,700,407	149,241,162

Composition of Net Value of Property, Plant and Equipment
The following is the composition of the resulting net value of Property, plant and equipment as of December 31, 2021 and 2020:

	2021	2020
Cost	315,007,030	304,461,626
Accumulated depreciation and impairment	(164,829,985)	(155,220,464)
Total	150,177,045	149,241,162

Quantitative Information of Right-of-use Assets
As of December 31, 2021 and 2020, the assets related to the Other Services and Production and Commercialization of Liquids segments contains the following assets for right of use:

	2021	2020
Other plants	644,866	783,052
Compressor plants	1,601,029	1,944,107
Other technical installations	182,050	221,060
Total	2,427,945	2,948,219

The book value variation of the rights-of use accounted during the years ended on December 31, 2021 and 2020 corresponds to its depreciation:

	2021	2020	2019
Other plants	(138,186)	(138,186)	(138,186)
Compressor plants	(343,078)	(343,078)	(343,078)
Other technical installations	(39,010)	(39,009)	(39,009)
Total	(520,274)	(520,273)	(520,273)